Property and Equipment, Net (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jan. 31, 2024	Apr. 26, 2023
Property and Equipment, Net [Line Items]
Depreciation expense		$ 12,310,919	$ 11,650,157
Solar transferred machinery		56,800,000
Carrying value		13,700,000
Repaid loans		19,500,000
TOYO [Member]
Property and Equipment, Net [Line Items]
Solar transferred machinery	$ 27,395,942
BIDV [Member]
Property and Equipment, Net [Line Items]
Loans drawn down		13,600,000		$ 100,000,000	$ 90,000,000
Line of credit		$ 76,400,000